RELATED PARTY TRANSACTIONS	12 Months Ended
Aug. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 11 RELATED PARTY TRANSACTIONS

Amounts due to shareholders

Amounts due to shareholders are non-interest bearing, unsecured, have no fixed repayment term, and are not evidenced by any written agreement. The Company reported amount due to shareholders of $2,301 and $52,481 as of August 31, 2022, and August 31, 2021, respectively.

ECo Awareness Sdn Bhd

ECo Awareness Sdn Bhd is related to a common shareholder. ECo Awareness Sdn Bhd was our main distributor for E-condLife product. Eco Awareness Sdn Bhd has been re-designated as distributor in October 2021.

The sales generated from ECo Awareness Sdn Bhd amounted to $22,903 and $190,640 during the years ended August 31, 2022, and August 31, 2021, respectively. The accounts receivable from ECo Awareness Sdn Bhd amounted to $0 and $77,830 as of August 31, 2022, and August 31, 2021, respectively.

The purchases from ECo Awareness Sdn Bhd amounted to $15,904 and $70,820 during the years ended August 31, 2022, and August 31, 2021, respectively. The accounts payable due to ECo Awareness Sdn Bhd amounted $0 and $70,650 as of August 31, 2022, and August 31, 2021, respectively.